Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series II
Entity Central Index Key	0000795422
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Advisor Mortgage Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class A
Trading Symbol	FMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg US MBS Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also helped relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•An overweight in non-agency asset-backed securities helped for the period.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark.
•An overweight in agency CMBS also hurt the fund's relative result the past 12 months.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,832 $10,175 $10,231 $10,116 $10,797 $11,281 $11,251 $10,079 $9,789 $10,496 Bloomberg U.S. MBS Index $10,000 $10,266 $10,670 $10,756 $10,698 $11,454 $11,974 $11,953 $10,790 $10,564 $11,352 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 2.94% -1.37% 0.49% Class A (without 4.00% sales charge) 7.23% -0.56% 0.90% Bloomberg U.S. MBS Index 7.46% -0.18% 1.28% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 608,638,893
Holdings Count | shares	1,455
Advisory Fees Paid, Amount	$ 1,455,960
Investment Company Portfolio Turnover	767.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$608,638,893
Number of Holdings	1,455
Total Advisory Fee	$1,455,960
Portfolio Turnover	767%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 107.0 AAA 8.8 AA 0.5 A 0.1 BBB 0.0 CCC,CC,C 0.0 Not Rated 7.5 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (23.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 101.3 CMOs and Other Mortgage Related Securities 13.2 U.S. Treasury Obligations 5.7 Asset-Backed Securities 3.3 Purchased Swaptions 0.4 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (23.9)% United States 99.9 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 31.5 Ginnie Mae II Pool 25.7 Uniform Mortgage Backed Securities 20.8 Freddie Mac Gold Pool 19.1 US Treasury Notes 3.3 Ginnie Mae I Pool 3.1 US Treasury Bonds 2.4 Freddie Mac Multiclass Mortgage participation certificates 2.3 Fannie Mae Guaranteed REMICS 2.2 Freddie Mac Non Gold Pool 1.1 111.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Limited Term Securitized Completion Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Securitized Completion Fund
Class Name	Fidelity® Limited Term Securitized Completion Fund
Trading Symbol	FLTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Securitized Completion Fund for the period May 30, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Securitized Completion Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Average Annual Return [Table Text Block]
Net Assets	$ 10,384,570
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$10,384,570
Number of Holdings	89
Total Advisory Fee	$0
Portfolio TurnoverA	182%
A Amount not annualized
Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.5 AAA 69.5 AA 1.1 Not Rated 14.7 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Asset-Backed Securities 48.6 CMOs and Other Mortgage Related Securities 36.7 U.S. Government Agency - Mortgage Securities 18.7 U.S. Treasury Obligations 0.8 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.0)% United States 98.3 Canada 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 10.5 Freddie Mac Multiclass Mortgage participation certificates 9.0 Uniform Mortgage Backed Securities 5.1 DLLAD 4.0 Kubota Credit Owner Trust 3.9 Ford Credit Floorplan Master Owner Trust A 3.9 Verizon Master Trust 3.9 Freddie Mac Gold Pool 3.1 Gs Mtg Secs Tr 2018-Gs10 3.1 Bank of America Credit Card Master Trust 3.0 49.5
Fidelity Mortgage Securities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity® Mortgage Securities Fund
Trading Symbol	FMSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mortgage Securities Fund	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg US MBS Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also helped relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•An overweight in non-agency asset-backed securities helped for the period.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark.
•An overweight in agency CMBS also hurt the fund's relative result the past 12 months.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Mortgage Securities Fund $10,000 $10,268 $10,672 $10,768 $10,675 $11,442 $11,995 $12,008 $10,797 $10,515 $11,324 Bloomberg U.S. MBS Index $10,000 $10,266 $10,670 $10,756 $10,698 $11,454 $11,974 $11,953 $10,790 $10,564 $11,352 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Mortgage Securities Fund 7.70% -0.21% 1.25% Bloomberg U.S. MBS Index 7.46% -0.18% 1.28% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 608,638,893
Holdings Count | shares	1,455
Advisory Fees Paid, Amount	$ 1,455,960
Investment Company Portfolio Turnover	767.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$608,638,893
Number of Holdings	1,455
Total Advisory Fee	$1,455,960
Portfolio Turnover	767%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 107.0 AAA 8.8 AA 0.5 A 0.1 BBB 0.0 CCC,CC,C 0.0 Not Rated 7.5 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (23.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 101.3 CMOs and Other Mortgage Related Securities 13.2 U.S. Treasury Obligations 5.7 Asset-Backed Securities 3.3 Purchased Swaptions 0.4 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (23.9)% United States 99.9 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 31.5 Ginnie Mae II Pool 25.7 Uniform Mortgage Backed Securities 20.8 Freddie Mac Gold Pool 19.1 US Treasury Notes 3.3 Ginnie Mae I Pool 3.1 US Treasury Bonds 2.4 Freddie Mac Multiclass Mortgage participation certificates 2.3 Fannie Mae Guaranteed REMICS 2.2 Freddie Mac Non Gold Pool 1.1 111.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Limited Term Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class M
Trading Symbol	FTBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from 68% a year ago and overweight versus the composite index average of 68%. Exposure to U.S. Treasurys stood at 8% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,725 $9,766 $10,043 $10,152 $10,100 $10,687 $11,165 $11,209 $10,453 $10,678 $11,466 Fidelity Limited Term Composite Index℠ $10,000 $10,112 $10,423 $10,582 $10,568 $11,244 $11,810 $11,920 $11,202 $11,405 $12,263 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,127 $10,368 $10,464 $10,419 $11,040 $11,562 $11,599 $10,922 $11,051 $11,788 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 2.75% sales charge) 4.43% 0.85% 1.38% Class M (without 2.75% sales charge) 7.39% 1.42% 1.66% Fidelity Limited Term Composite Index℠ 7.52% 1.75% 2.06% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 6.67% 1.32% 1.66% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,043,654,532
Holdings Count | shares	778
Advisory Fees Paid, Amount	$ 4,283,907
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,043,654,532
Number of Holdings	778
Total Advisory Fee	$4,283,907
Portfolio Turnover	65%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 8.4 AAA 9.9 AA 1.1 A 25.7 BBB 38.9 BB 5.6 B 4.1 CCC,CC,C 0.4 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 70.3 Asset-Backed Securities 9.0 CMOs and Other Mortgage Related Securities 8.5 U.S. Treasury Obligations 8.2 Bank Loan Obligations 1.4 Other Investments 0.5 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 72.9 United Kingdom 4.9 Germany 3.7 Grand Cayman (UK Overseas Ter) 3.6 Canada 2.5 Japan 2.2 France 2.0 Netherlands 2.0 Ireland 1.7 Others 4.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.2 Bank of America Corp 2.8 JPMorgan Chase & Co 2.2 Wells Fargo & Co 1.7 General Motors Financial Co Inc 1.4 Morgan Stanley 1.3 Barclays PLC 1.3 Citigroup Inc 1.3 BAT International Finance PLC 1.2 Ford Motor Credit Co LLC 1.2 22.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

Material Fund Change Strategies [Text Block]	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mortgage Securities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class M
Trading Symbol	FMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg US MBS Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also helped relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•An overweight in non-agency asset-backed securities helped for the period.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark.
•An overweight in agency CMBS also hurt the fund's relative result the past 12 months.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,824 $10,166 $10,222 $10,107 $10,795 $11,268 $11,247 $10,069 $9,781 $10,488 Bloomberg U.S. MBS Index $10,000 $10,266 $10,670 $10,756 $10,698 $11,454 $11,974 $11,953 $10,790 $10,564 $11,352 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 2.93% -1.38% 0.48% Class M (without 4.00% sales charge) 7.22% -0.58% 0.89% Bloomberg U.S. MBS Index 7.46% -0.18% 1.28% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 608,638,893
Holdings Count | shares	1,455
Advisory Fees Paid, Amount	$ 1,455,960
Investment Company Portfolio Turnover	767.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$608,638,893
Number of Holdings	1,455
Total Advisory Fee	$1,455,960
Portfolio Turnover	767%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 107.0 AAA 8.8 AA 0.5 A 0.1 BBB 0.0 CCC,CC,C 0.0 Not Rated 7.5 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (23.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 101.3 CMOs and Other Mortgage Related Securities 13.2 U.S. Treasury Obligations 5.7 Asset-Backed Securities 3.3 Purchased Swaptions 0.4 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (23.9)% United States 99.9 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 31.5 Ginnie Mae II Pool 25.7 Uniform Mortgage Backed Securities 20.8 Freddie Mac Gold Pool 19.1 US Treasury Notes 3.3 Ginnie Mae I Pool 3.1 US Treasury Bonds 2.4 Freddie Mac Multiclass Mortgage participation certificates 2.3 Fannie Mae Guaranteed REMICS 2.2 Freddie Mac Non Gold Pool 1.1 111.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Limited Term Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class A
Trading Symbol	FDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from 68% a year ago and overweight versus the composite index average of 68%. Exposure to U.S. Treasurys stood at 8% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,725 $9,775 $10,043 $10,162 $10,111 $10,691 $11,179 $11,223 $10,466 $10,682 $11,481 Fidelity Limited Term Composite Index℠ $10,000 $10,112 $10,423 $10,582 $10,568 $11,244 $11,810 $11,920 $11,202 $11,405 $12,263 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,127 $10,368 $10,464 $10,419 $11,040 $11,562 $11,599 $10,922 $11,051 $11,788 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 2.75% sales charge) 4.53% 0.87% 1.39% Class A (without 2.75% sales charge) 7.48% 1.44% 1.67% Fidelity Limited Term Composite Index℠ 7.52% 1.75% 2.06% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 6.67% 1.32% 1.66% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,043,654,532
Holdings Count | shares	778
Advisory Fees Paid, Amount	$ 4,283,907
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,043,654,532
Number of Holdings	778
Total Advisory Fee	$4,283,907
Portfolio Turnover	65%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 8.4 AAA 9.9 AA 1.1 A 25.7 BBB 38.9 BB 5.6 B 4.1 CCC,CC,C 0.4 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 70.3 Asset-Backed Securities 9.0 CMOs and Other Mortgage Related Securities 8.5 U.S. Treasury Obligations 8.2 Bank Loan Obligations 1.4 Other Investments 0.5 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 72.9 United Kingdom 4.9 Germany 3.7 Grand Cayman (UK Overseas Ter) 3.6 Canada 2.5 Japan 2.2 France 2.0 Netherlands 2.0 Ireland 1.7 Others 4.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.2 Bank of America Corp 2.8 JPMorgan Chase & Co 2.2 Wells Fargo & Co 1.7 General Motors Financial Co Inc 1.4 Morgan Stanley 1.3 Barclays PLC 1.3 Citigroup Inc 1.3 BAT International Finance PLC 1.2 Ford Motor Credit Co LLC 1.2 22.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

Material Fund Change Strategies [Text Block]	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Investment Grade Securitized Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Investment Grade Securitized Fund
Class Name	Fidelity® Series Investment Grade Securitized Fund
Trading Symbol	FHPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Investment Grade Securitized Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Securitized Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg U.S. Securitized Index.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also lifted relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•Larger-than-index exposure to non-agency asset-backed securities added value.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark this period.
•An overweight in agency CMBS also hurt the fund's relative result.  Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through August 31, 2024. Initial investment of $10,000. Fidelity® Series Investment Grade Securitized Fund $10,000 $10,008 $10,791 $11,361 $11,397 $10,270 $10,093 Bloomberg U.S. Securitized Index $10,000 $10,016 $10,745 $11,241 $11,237 $10,145 $9,947 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 $11,033 $11,747 $11,737 $10,386 $10,262 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Investment Grade Securitized Fund 8.25% 0.25% 1.48% Bloomberg U.S. Securitized Index 7.55% -0.09% 1.12% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.61% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 586,398,251
Holdings Count | shares	1,059
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	721.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$586,398,251
Number of Holdings	1,059
Total Advisory Fee	$0
Portfolio Turnover	721%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 98.4 AAA 14.2 AA 0.4 A 0.1 Not Rated 14.2 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (27.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 94.6 CMOs and Other Mortgage Related Securities 22.6 Asset-Backed Securities 5.9 U.S. Treasury Obligations 3.8 Purchased Swaptions 0.4 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (27.3)% United States 99.9 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 33.5 Ginnie Mae II Pool 25.1 Freddie Mac Gold Pool 20.5 Uniform Mortgage Backed Securities 12.0 Freddie Mac Multiclass Mortgage participation certificates 7.7 US Treasury Bonds 2.5 Ginnie Mae I Pool 2.5 Fannie Mae Guaranteed REMICS 2.1 US Treasury Notes 1.3 Freddie Mac Non Gold Pool 1.0 108.2
Fidelity Advisor Mortgage Securities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class Z
Trading Symbol	FIKUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg US MBS Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also helped relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•An overweight in non-agency asset-backed securities helped for the period.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark.
•An overweight in agency CMBS also hurt the fund's relative result the past 12 months.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,782 $11,305 $11,333 $10,196 $9,948 $10,713 Bloomberg U.S. MBS Index $10,000 $10,771 $11,260 $11,240 $10,146 $9,934 $10,675 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 7.70% -0.13% 1.17% Bloomberg U.S. MBS Index 7.46% -0.18% 1.11% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.72% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 608,638,893
Holdings Count | shares	1,455
Advisory Fees Paid, Amount	$ 1,455,960
Investment Company Portfolio Turnover	767.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$608,638,893
Number of Holdings	1,455
Total Advisory Fee	$1,455,960
Portfolio Turnover	767%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 107.0 AAA 8.8 AA 0.5 A 0.1 BBB 0.0 CCC,CC,C 0.0 Not Rated 7.5 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (23.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 101.3 CMOs and Other Mortgage Related Securities 13.2 U.S. Treasury Obligations 5.7 Asset-Backed Securities 3.3 Purchased Swaptions 0.4 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (23.9)% United States 99.9 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 31.5 Ginnie Mae II Pool 25.7 Uniform Mortgage Backed Securities 20.8 Freddie Mac Gold Pool 19.1 US Treasury Notes 3.3 Ginnie Mae I Pool 3.1 US Treasury Bonds 2.4 Freddie Mac Multiclass Mortgage participation certificates 2.3 Fannie Mae Guaranteed REMICS 2.2 Freddie Mac Non Gold Pool 1.1 111.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Limited Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity® Limited Term Bond Fund
Trading Symbol	FJRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond Fund	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from 68% a year ago and overweight versus the composite index average of 68%. Exposure to U.S. Treasurys stood at 8% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Limited Term Bond Fund $10,000 $10,083 $10,391 $10,537 $10,526 $11,162 $11,706 $11,788 $11,028 $11,290 $12,170 Fidelity Limited Term Composite Index℠ $10,000 $10,112 $10,423 $10,582 $10,568 $11,244 $11,810 $11,920 $11,202 $11,405 $12,263 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,127 $10,368 $10,464 $10,419 $11,040 $11,562 $11,599 $10,922 $11,051 $11,788 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Limited Term Bond Fund 7.80% 1.74% 1.98% Fidelity Limited Term Composite Index℠ 7.52% 1.75% 2.06% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 6.67% 1.32% 1.66% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,043,654,532
Holdings Count | shares	778
Advisory Fees Paid, Amount	$ 4,283,907
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,043,654,532
Number of Holdings	778
Total Advisory Fee	$4,283,907
Portfolio Turnover	65%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 8.4 AAA 9.9 AA 1.1 A 25.7 BBB 38.9 BB 5.6 B 4.1 CCC,CC,C 0.4 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 70.3 Asset-Backed Securities 9.0 CMOs and Other Mortgage Related Securities 8.5 U.S. Treasury Obligations 8.2 Bank Loan Obligations 1.4 Other Investments 0.5 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 72.9 United Kingdom 4.9 Germany 3.7 Grand Cayman (UK Overseas Ter) 3.6 Canada 2.5 Japan 2.2 France 2.0 Netherlands 2.0 Ireland 1.7 Others 4.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.2 Bank of America Corp 2.8 JPMorgan Chase & Co 2.2 Wells Fargo & Co 1.7 General Motors Financial Co Inc 1.4 Morgan Stanley 1.3 Barclays PLC 1.3 Citigroup Inc 1.3 BAT International Finance PLC 1.2 Ford Motor Credit Co LLC 1.2 22.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

Material Fund Change Strategies [Text Block]	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mortgage Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class C
Trading Symbol	FOMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg US MBS Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also helped relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•An overweight in non-agency asset-backed securities helped for the period.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark.
•An overweight in agency CMBS also hurt the fund's relative result the past 12 months.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class C $10,000 $10,159 $10,436 $10,416 $10,222 $10,839 $11,228 $11,121 $9,875 $9,591 $10,284 Bloomberg U.S. MBS Index $10,000 $10,266 $10,670 $10,756 $10,698 $11,454 $11,974 $11,953 $10,790 $10,564 $11,352 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 5.42% -1.34% 0.28% Class C 6.42% -1.34% 0.28% Bloomberg U.S. MBS Index 7.46% -0.18% 1.28% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 608,638,893
Holdings Count | shares	1,455
Advisory Fees Paid, Amount	$ 1,455,960
Investment Company Portfolio Turnover	767.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$608,638,893
Number of Holdings	1,455
Total Advisory Fee	$1,455,960
Portfolio Turnover	767%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 107.0 AAA 8.8 AA 0.5 A 0.1 BBB 0.0 CCC,CC,C 0.0 Not Rated 7.5 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (23.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 101.3 CMOs and Other Mortgage Related Securities 13.2 U.S. Treasury Obligations 5.7 Asset-Backed Securities 3.3 Purchased Swaptions 0.4 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (23.9)% United States 99.9 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 31.5 Ginnie Mae II Pool 25.7 Uniform Mortgage Backed Securities 20.8 Freddie Mac Gold Pool 19.1 US Treasury Notes 3.3 Ginnie Mae I Pool 3.1 US Treasury Bonds 2.4 Freddie Mac Multiclass Mortgage participation certificates 2.3 Fannie Mae Guaranteed REMICS 2.2 Freddie Mac Non Gold Pool 1.1 111.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mortgage Securities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class I
Trading Symbol	FMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg US MBS Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also helped relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•An overweight in non-agency asset-backed securities helped for the period.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark.
•An overweight in agency CMBS also hurt the fund's relative result the past 12 months.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class I $10,000 $10,264 $10,662 $10,744 $10,654 $11,418 $11,957 $11,976 $10,757 $10,467 $11,265 Bloomberg U.S. MBS Index $10,000 $10,266 $10,670 $10,756 $10,698 $11,454 $11,974 $11,953 $10,790 $10,564 $11,352 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 7.62% -0.27% 1.20% Bloomberg U.S. MBS Index 7.46% -0.18% 1.28% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 608,638,893
Holdings Count | shares	1,455
Advisory Fees Paid, Amount	$ 1,455,960
Investment Company Portfolio Turnover	767.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$608,638,893
Number of Holdings	1,455
Total Advisory Fee	$1,455,960
Portfolio Turnover	767%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 107.0 AAA 8.8 AA 0.5 A 0.1 BBB 0.0 CCC,CC,C 0.0 Not Rated 7.5 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (23.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 101.3 CMOs and Other Mortgage Related Securities 13.2 U.S. Treasury Obligations 5.7 Asset-Backed Securities 3.3 Purchased Swaptions 0.4 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (23.9)% United States 99.9 Canada 0.1 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 31.5 Ginnie Mae II Pool 25.7 Uniform Mortgage Backed Securities 20.8 Freddie Mac Gold Pool 19.1 US Treasury Notes 3.3 Ginnie Mae I Pool 3.1 US Treasury Bonds 2.4 Freddie Mac Multiclass Mortgage participation certificates 2.3 Fannie Mae Guaranteed REMICS 2.2 Freddie Mac Non Gold Pool 1.1 111.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Limited Term Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class Z
Trading Symbol	FIKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from 68% a year ago and overweight versus the composite index average of 68%. Exposure to U.S. Treasurys stood at 8% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,618 $11,145 $11,234 $10,519 $10,776 $11,622 Fidelity Limited Term Composite Index℠ $10,000 $10,650 $11,185 $11,290 $10,610 $10,802 $11,615 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,616 $11,117 $11,153 $10,502 $10,626 $11,335 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 7.85% 1.82% 2.57% Fidelity Limited Term Composite Index℠ 7.52% 1.75% 2.56% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 6.67% 1.32% 2.14% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.72% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,043,654,532
Holdings Count | shares	778
Advisory Fees Paid, Amount	$ 4,283,907
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,043,654,532
Number of Holdings	778
Total Advisory Fee	$4,283,907
Portfolio Turnover	65%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 8.4 AAA 9.9 AA 1.1 A 25.7 BBB 38.9 BB 5.6 B 4.1 CCC,CC,C 0.4 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 70.3 Asset-Backed Securities 9.0 CMOs and Other Mortgage Related Securities 8.5 U.S. Treasury Obligations 8.2 Bank Loan Obligations 1.4 Other Investments 0.5 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 72.9 United Kingdom 4.9 Germany 3.7 Grand Cayman (UK Overseas Ter) 3.6 Canada 2.5 Japan 2.2 France 2.0 Netherlands 2.0 Ireland 1.7 Others 4.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.2 Bank of America Corp 2.8 JPMorgan Chase & Co 2.2 Wells Fargo & Co 1.7 General Motors Financial Co Inc 1.4 Morgan Stanley 1.3 Barclays PLC 1.3 Citigroup Inc 1.3 BAT International Finance PLC 1.2 Ford Motor Credit Co LLC 1.2 22.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The class' contractual expense cap was removed during the reporting period.
The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The class' contractual expense cap was removed during the reporting period.
The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The class' contractual expense cap was removed during the reporting period.
The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The class' contractual expense cap was removed during the reporting period.

Material Fund Change Strategies [Text Block]	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Limited Term Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class I
Trading Symbol	EFIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from 68% a year ago and overweight versus the composite index average of 68%. Exposure to U.S. Treasurys stood at 8% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class I $10,000 $10,078 $10,390 $10,531 $10,506 $11,136 $11,673 $11,749 $10,986 $11,244 $12,120 Fidelity Limited Term Composite Index℠ $10,000 $10,112 $10,423 $10,582 $10,568 $11,244 $11,810 $11,920 $11,202 $11,405 $12,263 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,127 $10,368 $10,464 $10,419 $11,040 $11,562 $11,599 $10,922 $11,051 $11,788 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 7.80% 1.71% 1.94% Fidelity Limited Term Composite Index℠ 7.52% 1.75% 2.06% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 6.67% 1.32% 1.66% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,043,654,532
Holdings Count | shares	778
Advisory Fees Paid, Amount	$ 4,283,907
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,043,654,532
Number of Holdings	778
Total Advisory Fee	$4,283,907
Portfolio Turnover	65%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 8.4 AAA 9.9 AA 1.1 A 25.7 BBB 38.9 BB 5.6 B 4.1 CCC,CC,C 0.4 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 70.3 Asset-Backed Securities 9.0 CMOs and Other Mortgage Related Securities 8.5 U.S. Treasury Obligations 8.2 Bank Loan Obligations 1.4 Other Investments 0.5 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 72.9 United Kingdom 4.9 Germany 3.7 Grand Cayman (UK Overseas Ter) 3.6 Canada 2.5 Japan 2.2 France 2.0 Netherlands 2.0 Ireland 1.7 Others 4.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.2 Bank of America Corp 2.8 JPMorgan Chase & Co 2.2 Wells Fargo & Co 1.7 General Motors Financial Co Inc 1.4 Morgan Stanley 1.3 Barclays PLC 1.3 Citigroup Inc 1.3 BAT International Finance PLC 1.2 Ford Motor Credit Co LLC 1.2 22.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

Material Fund Change Strategies [Text Block]	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Limited Term Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class C
Trading Symbol	FNBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 142	1.37%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from 68% a year ago and overweight versus the composite index average of 68%. Exposure to U.S. Treasurys stood at 8% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class C $10,000 $9,965 $10,169 $10,201 $10,071 $10,575 $10,962 $10,920 $10,103 $10,311 $11,082 Fidelity Limited Term Composite Index℠ $10,000 $10,112 $10,423 $10,582 $10,568 $11,244 $11,810 $11,920 $11,202 $11,405 $12,263 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,127 $10,368 $10,464 $10,419 $11,040 $11,562 $11,599 $10,922 $11,051 $11,788 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 5.67% 0.63% 1.03% Class C 6.67% 0.63% 1.03% Fidelity Limited Term Composite Index℠ 7.52% 1.75% 2.06% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 6.67% 1.32% 1.66% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,043,654,532
Holdings Count | shares	778
Advisory Fees Paid, Amount	$ 4,283,907
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,043,654,532
Number of Holdings	778
Total Advisory Fee	$4,283,907
Portfolio Turnover	65%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 8.4 AAA 9.9 AA 1.1 A 25.7 BBB 38.9 BB 5.6 B 4.1 CCC,CC,C 0.4 Not Rated 4.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 70.3 Asset-Backed Securities 9.0 CMOs and Other Mortgage Related Securities 8.5 U.S. Treasury Obligations 8.2 Bank Loan Obligations 1.4 Other Investments 0.5 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 72.9 United Kingdom 4.9 Germany 3.7 Grand Cayman (UK Overseas Ter) 3.6 Canada 2.5 Japan 2.2 France 2.0 Netherlands 2.0 Ireland 1.7 Others 4.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.2 Bank of America Corp 2.8 JPMorgan Chase & Co 2.2 Wells Fargo & Co 1.7 General Motors Financial Co Inc 1.4 Morgan Stanley 1.3 Barclays PLC 1.3 Citigroup Inc 1.3 BAT International Finance PLC 1.2 Ford Motor Credit Co LLC 1.2 22.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

Material Fund Change Strategies [Text Block]	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec